Digital assets	12 Months Ended
Dec. 31, 2022
Digital Assets
Digital assets

3. Digital assets

	Year ended December 31
	2022	2021

USDC proceeds from the issuance of preferred shares	5,000,000	5,000,000
Balance of USDC proceeds from the issuance of new ordinary shares	2,000,000	-
Bitcoin (BTC) receipts as mining income	87,747	-
Total	7,087,747	5,000,000

For the year ended December 31, 2022, the Company made an allowance of $84,750 to recognize an impairment of its holdings of bitcoin.

	Year ended December 31
	2022	2021
USDC:
Balance at January 1	5,000,000	-
Proceeds from issuance of new preferred shares	-	5,000,000
Proceeds from issuance of new ordinary shares	33,200,000	-
Procurement of used equipment shipped from China	(29,800,000)	-
Purchase of local additional equipment and services	(1,400,000)	-

Balance at December 31	7,000,000	5,000,000

BTC
Balance at January 1		-
Receipts as mining income	164,428	-
Provision for impairment in value	(76,681)	-
Balance at December 31	87,747	-